Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current	$ 1,478,831	$ 1,642,504
Non-Current	4,889,422	4,621,855
Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	258,976	358,314
Non-Current	585,107	551,948
Unsecured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	447,954	683,339
Non-Current	37,173	302,308
Unsecured Obligations with Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	264,634	441,946
Non-Current	3,357,885	2,626,127
Secured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	395,987	67,805
Non-Current	696,529	922,721
Lease liabilities [member]
Disclosure Of Financial Liabilities [Line Items]
Current	81,643	35,667
Non-Current	108,624	86,306
Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	29,637	55,433
Non-Current	$ 104,104	$ 132,445